Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
General and administrative	$ 526,580	$ 258,585	$ 1,020,492	$ 541,464	$ 181,421	$ 953,083
Total operating expenses	(526,580)	(258,585)	(1,020,492)	(541,464)	(181,421)	(953,083)
Other income (expense):
Unrealized gain on investments held in Trust Account	302,524	327,833	2,082,586	468,724	15,806	4,948,194
Change in fair value of warrants	29,000	137,750	(21,750)	253,750	137,750	413,250
Transaction costs allocated to warrant issuance					(880)
Total other income, net	331,524	465,583	2,060,836	722,474	152,675	5,361,444
Net income (loss)	$ (195,056)	$ 206,998	$ 1,040,344	$ 181,010	$ (28,745)	$ 4,408,361
Common Class A [Member]
Other income (expense):
Weighted average shares outstanding of shares - Basic	3,833,053	35,950,000	9,866,071	35,950,000	7,198,819	35,950,000
Weighted average shares outstanding of shares - Diluted	3,833,053	35,950,000	9,866,071	35,950,000	7,198,819	35,950,000
Basic net income (loss) per share	$ (0.01)	$ 0.00	$ 0.03	$ 0.00	$ (0.00)	$ 0.09
Diluted net income (loss) per share	$ (0.01)	$ 0.00	$ 0.03	$ 0.00	$ (0.00)	$ 0.09
Common Class A Non-redeemable [Member]
Other income (expense):
Weighted average shares outstanding of shares - Basic	11,983,333		19,357,692
Weighted average shares outstanding of shares - Diluted	11,983,333		19,357,692
Basic net income (loss) per share	$ (0.01)		$ 0.03
Diluted net income (loss) per share	$ (0.01)		$ 0.03
Common Class B [Member]
Other income (expense):
Weighted average shares outstanding of shares - Basic		11,983,333	2,251,013	11,983,333	11,983,333	11,983,333
Weighted average shares outstanding of shares - Diluted		11,983,333	2,251,013	11,983,333	11,983,333	11,983,333
Basic net income (loss) per share		$ 0.00	$ 0.03	$ 0.00	$ (0.00)	$ 0.09
Diluted net income (loss) per share		$ 0.00	$ 0.03	$ 0.00	$ (0.00)	$ 0.09